CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) (“Registrant”) hereby certifies that (a) the form of the Class R shares Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Class R shares Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 79 (“Amendment No. 79”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 79 was filed electronically.

IVY FUNDS

Dated: December 21, 2012	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary